Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,450,000
Previously Paid Amount	0.00
Total Fee Amount	200.24
Total Offset Amount	0.00
Net Fee	200.24
Narrative - Max Aggregate Offering Price	$ 1,450,000
Final Prospectus	true